Accounts Receivable (Details) - Schedule of accounts receivable - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 72,039	$ 81,345	$ 73,178
Allowance for doubtful accounts	(4,796)	(5,047)	(5,537)
Accounts receivable, net	$ 67,243	$ 76,298	$ 67,641